Related Party Transactions - Founder Shares (Details) - USD ($)				1 Months Ended	3 Months Ended	10 Months Ended
	Jul. 16, 2021	Mar. 23, 2021	Mar. 03, 2021	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Oct. 24, 2021
Related Party Transaction [Line Items]
Aggregate purchase price				$ 33,333 [1]		$ 33,333
Cash from issuance of shares				$ 33,333		$ 33,333
Minimum
Related Party Transaction [Line Items]
Initial business combination trading day period						20 days
Maximum
Related Party Transaction [Line Items]
Initial business combination trading day period						30 days
Class A Common Stock
Related Party Transaction [Line Items]
Sale price of the Class A common stock equals or exceeds						$ 12.00
Founder Shares
Related Party Transaction [Line Items]
Number of shares issued	1,437,500		4,312,500
Shares subject to forfeiture			562,500
Aggregate purchase price			$ 25,000
Initial investment by the founders			$ 25,000
Cash from issuance of shares	$ 8,333
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination					1 year
Founder Shares | Minimum
Related Party Transaction [Line Items]
Initial business combination trading day period					20 days
Founder Shares | Maximum
Related Party Transaction [Line Items]
Initial business combination trading day period					30 days
Founder Shares | Class A Common Stock
Related Party Transaction [Line Items]
Sale price of the Class A common stock equals or exceeds					$ 12.00
Founder Shares | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture						750,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Shares subject to forfeiture	187,500
Founder Shares | Sponsor | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture							750,000
Founder Shares | Affiliates and Directors
Related Party Transaction [Line Items]
Aggregate purchase price		$ 46,288
Aggregate sale of shares to founder		38,814
Purchase price, per unit		$ 0.0058

[1]	Includes a retrospective restatement of 1,427,500 founder shares issued on July 16, 2021, in exchange for $8,333 in cash, and also includes an aggregate of 750,000 founder shares issued and outstanding at March 31, 2021 that were forfeited by the Sponsor and affiliated entities upon the expiration of the Underwriter’s Overallotment option on October 24, 2021 (see Note 4).